Related party transactions - Major Related Party Transaction (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Expenses allocated from/(to) related parties:
Corporate expenses allocated to RELX (i)		¥ (11,973)	¥ (6,119)
Sharebased compensation expenses allocated from the RELX (ii)	¥ 474,132	929,098	52,714
Total	516,399	918,541	¥ 46,595
Related Party A
Expenses allocated from/(to) related parties:
Total		¥ 1,416
Related Party B
Expenses allocated from/(to) related parties:
Total	¥ 42,267